(a series of Northern Lights Fund Trust)

MPDAX

Supplement dated August 1 8 , 2011
to the Supplement dated July 18, 2011 and the Prospectus dated December 1, 2010

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Effective as of the date of this Prospectus Supplement, Gary M. Goldberg shall serve as co-portfolio manager to the GMG Defensive Beta Fund.  This Supplement supersedes the information pertaining to Mr. Goldberg contained in the supplement dated July 18, 2011 to the Fund’s Prospectus. Any references to Mr. Goldberg in the Prospectus or Statement of Additional Information shall remain in full force and effect.

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This Supplement, the Prospectus and Statement of Additional Information both dated December 1, 2010, and the Supplement to the Prospectus dated July 18, 2011 provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated December 1, 2010 and the Supplement to the Prospectus dated July 18, 2011, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-464-3111.